Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amount	$ 957,620
Accumulated Amortization	(140,155)
Total	$ 817,465
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	12 years
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	$ 697,890
Accumulated Amortization	(105,524)
Total	$ 592,366
Patents And Trademark [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Patents And Trademark [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	12 years
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	$ 259,730
Accumulated Amortization	(34,631)
Total	$ 225,099
Useful life	10 years